STOCKHOLDERS' DEFICIT (Details Narrative)					1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 18, 2021 $ / shares shares	Mar. 11, 2020 shares	Mar. 11, 2020 shares	Nov. 13, 2019 shares	Mar. 31, 2019 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 shares	Apr. 26, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 16, 2021 USD ($)	Nov. 16, 2020 $ / shares shares	Feb. 03, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of warrants | shares										494,604,977
Number of options granted to purchase common stock | shares										2,347,835,948			245,000
Number of grant date fair value options issued | shares										27,736,052
Common stock, shares authorized | shares		2,000,000,000	2,000,000,000			300,000,000,000				300,000,000,000		300,000,000,000	300,000,000,000		300,000,000,000
Reverse split, description		the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items	the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.
Warrant term						4 years 4 months 24 days				4 years 4 months 24 days		2 years 10 months 24 days
Warrants to purchase common stock | shares						14,507,388,226				14,507,388,226		15,002,388,203
Number of shares issued for consulting services													$ 7,200
Stock based compensation expenses										$ 17,003,231	$ 441,145	$ 691,701	1,658,524
Convertible notes payable aggregate principal amount														$ 3,000,000
Loss on extinguishment of notes payable											(658,152)	(658,152)	$ (1,895,116)
Accrued interest expense												$ 1,226,901
Number of shares of common stock authorized | shares															300,000,000,000
Common stock, par value | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Exercise prices of stock options | $ / shares										$ 0.0119			$ 0.36
Consulting						$ 1,648	33,589			$ 10,037	67,601	$ 137,250	$ 1,912,683
Research and development						160,898	261,553			326,152	447,881	876,829	1,722,338
General and administrative						$ 3,401,497	$ 179,323			$ 18,297,910	$ 781,964	$ 1,786,716	$ 4,605,704
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock issued | shares													78,873
Warrant term													5 years
Warrants to purchase common stock | shares													295,000
Fair value adjustment of warrants													$ 104,198
Debt instrument principal amount													$ 9,765,325
Related Party Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term													5 years
Convertible notes payable aggregate principal amount													$ 485,000
Related Party Notes [Member] | Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument principal amount													$ 505,000
Debt maturity period													extended from dates from December 2018 and August 2019 to dates between July 2019 and December 2019
Convertible notes payable aggregate principal amount													$ 475,000
Offering price percentage													0.75
Shares issued price per share | $ / shares													$ 0.60
Warrant description													The exchange price of the warrants to be issued to such holders was to be the lesser of (i) 125% of the Exchange Price or (ii) $0.80 per share (subject to adjustment for reverse stock splits and the like)
Embedded conversion option percentage													$ 10
Loss on extinguishment of notes payable													145,066
Extinguished debt													510,887
Accrued interest expense													35,887
Fair value of embedded conversion option													$ 145,066
Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock | shares													5,663,301
Fair value adjustment of warrants													$ 1,240,165
Aggregate gross proceeds of warrants													1,658,500
Derivative liability													$ 233,333
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																$ 0.001
Maximum [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 1.00
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares															$ 0.0001
Minimum [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 0.45
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock issued | shares												1,000,000
Warrant term												5 years	5 years
Warrants to purchase common stock | shares												1,000,000	4,611,746
Exercise price per share | $ / shares												$ 0.015
Fair value adjustment of warrants												$ 10,000
Aggregate gross proceeds of warrants												$ 10,000
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term												5 years	5 years
Warrants to purchase common stock | shares												15,226,346,970	395,000
Fair value adjustment of warrants												$ 5,075,449	$ 116,200
Five-Year Immediately Vested [Member] | Maximum [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 1.00
Five-Year Immediately Vested [Member] | Maximum [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares												$ 0.001	1.00
Five-Year Immediately Vested [Member] | Minimum [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													0.20
Five-Year Immediately Vested [Member] | Minimum [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares												$ 0.0005	$ 0.35
One-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term													1 year
Warrants to purchase common stock | shares													1,051,555
Exercise price per share | $ / shares													$ 0.70
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant description													the Company and a warrant holder agreed to reduce the exercise prices of an aggregate of 2,111,111 outstanding warrants previously issued with original exercise prices of $0.70 and $0.85 per share to an exercise price of $0.15 per share and extend expiration dates of such outstanding warrants from dates between February 2020 and May 2020 to new expiration dates between February 2024 and May 2024.
Outstanding warrants													$ 2,111,111
February 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 0.70
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liability												$ 10,000	$ 1,400,365
Warrant [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock | shares													3,333,333
Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share | $ / shares												$ (0)	$ 0.36
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse split, description				effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-100.	effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-20, with the Board of Directors having the discretion as to whether or not the reverse stock split was to be effected, and with the exact ratio of any reverse stock split to be set at a whole number within the above range as determined by the Board of Directors in its discretion.
Board of Directors [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock | shares													4,631,700
Exercise prices of stock options | $ / shares													$ 0.75
Incremental value of modified stock options													$ 452,637
Consulting													187,861
Research and development													56,856
General and administrative													$ 207,920
Board of Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares				300,000,000	150,000,000
Board of Directors [Member] | Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise prices of stock options | $ / shares													$ 4.70
Board of Directors [Member] | Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise prices of stock options | $ / shares													$ 1.00
Disc Committee Chairman [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock | shares													70,000
Option term													10 years
Exercise prices of stock options | $ / shares													$ 1.00
Stock option vesting term													3 years
Grant date value of option													$ 44,247
Disc Committee Chairman [Member] | Immediately Vested Ten-Year Option [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock | shares													175,000
Exercise prices of stock options | $ / shares													$ 0.26
Stock option vesting term													10 years
Grant date value of option													$ 43,141
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 0.70
Warrant Holder [Member] | February 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													0.85
Warrant Holder [Member] | May 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share | $ / shares													$ 0.15
Two Employment Agreements [Member] | Chief Executive Officer And Chairman Of The Board And Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock | shares	2,347,835,948
Exercise price | $ / shares	$ 0.0119
Options vesting terms	vest to the extent of 50% on the date of grant, 25% on the one-year anniversary of the grant date, and 25% on the two-year anniversary of the grant date.
Two Employment Agreements [Member] | Chief Executive Officer And Chairman Of The Board And Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock | shares	1,173,917,974
Exercise price | $ / shares	$ 0.0119
Options vesting terms	The RSUs vest to the extent of one-third on the one-year anniversary of the grant date, one-third on the two-year anniversary of the grant date, and one-third on the three-year anniversary of the grant date.
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of warrants granted per share | $ / shares											$ 0.01
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock issued | shares								1,000,000	217,796,200	453,328,000		1,000,000	5,663,301
Number of shares issued for consulting services, shares | shares													10,000
Number of shares issued for consulting services													$ 1
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share | $ / shares									$ 0.0169
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share | $ / shares									$ 0.0063
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for consulting services, shares | shares													75,000
Number of shares issued for consulting services													$ 30,000
Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expenses												$ (0)	$ 56,000
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of warrants granted per share | $ / shares												$ 0.01	$ 0.23
Cashless exercise of warrants | shares									231,677,703
2021 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock authorized | shares	4,700,000,000
2010 Equity Participation Plan [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares					20,000,000